Basis of presentation - principal exchange rates (Details)	12 Months Ended
	Dec. 31, 2018 $ / €	Dec. 31, 2018 $ / € R$ / €	Dec. 31, 2018 $ / € $ / €	Dec. 31, 2018 $ / € ¥ / €	Dec. 31, 2018 $ / € zł / €	Dec. 31, 2018 $ / € £ / €	Dec. 31, 2018 $ / € SFr / €	Dec. 31, 2018 $ / € $ / €	Dec. 31, 2017 $ / €	Dec. 31, 2017 $ / € R$ / €	Dec. 31, 2017 $ / € $ / €	Dec. 31, 2017 $ / € ¥ / €	Dec. 31, 2017 $ / € zł / €	Dec. 31, 2017 $ / € £ / €	Dec. 31, 2017 $ / € $ / €	Dec. 31, 2017 $ / € SFr / €	Dec. 31, 2017 $ / € $ / €	Dec. 31, 2016 $ / €	Dec. 31, 2016 $ / € R$ / €	Dec. 31, 2016 $ / € $ / €	Dec. 31, 2016 $ / € ¥ / €	Dec. 31, 2016 $ / € zł / €	Dec. 31, 2016 $ / € £ / €	Dec. 31, 2016 $ / € $ / €	Dec. 31, 2016 $ / € SFr / €	Dec. 31, 2016 $ / € $ / €	Dec. 31, 2018 R$ / €	Dec. 31, 2018 $ / €	Dec. 31, 2018 ¥ / €	Dec. 31, 2018 zł / €	Dec. 31, 2018 £ / €	Dec. 31, 2018 $ / €	Dec. 31, 2018 SFr / €	Dec. 31, 2018 $ / €	Dec. 31, 2017 R$ / €	Dec. 31, 2017 $ / €	Dec. 31, 2017 ¥ / €	Dec. 31, 2017 zł / €	Dec. 31, 2017 £ / €	Dec. 31, 2017 $ / €	Dec. 31, 2017 SFr / €	Dec. 31, 2017 $ / €	Dec. 31, 2016 R$ / €	Dec. 31, 2016 $ / €	Dec. 31, 2016 ¥ / €	Dec. 31, 2016 zł / €	Dec. 31, 2016 £ / €	Dec. 31, 2016 $ / €	Dec. 31, 2016 SFr / €	Dec. 31, 2016 $ / €
Corporate Information And Statement Of IFRS Compliance [Abstract]
Average foreign exchange rate	1.529	4.308	22.705	7.808	4.261	0.885	1.155	1.181	1.465	3.605	21.329	7.629	4.257	0.877	18.683	1.112	1.130	1.466	3.857	20.664	7.352	4.363	0.819	16.327	1.090	1.107
Closing foreign exchange rate	1.561	1.561	1.561	1.561	1.561	1.561	1.561	1.561	1.504	1.504	1.504	1.504	1.504	1.504	1.504	1.504	1.504	1.419	1.419	1.419	1.419	1.419	1.419	1.419	1.419	1.419	4.444	22.492	7.875	4.301	0.895	43.074	1.127	1.145	3.973	23.661	7.804	4.177	0.887	22.595	1.170	1.199	3.431	21.772	7.320	4.410	0.856	16.707	1.074	1.054